Insurance (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Insurance Liabilities
Insurance liabilities are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
U.S.	$128,745	$123,060
Asia	89,422	83,510
Latin America	14,760	14,022
EMEA	18,075	19,009
MetLife Holdings	105,017	102,853
Corporate & Other	(3,120)	(2,667)
Total	$352,899	$339,787

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed:
Balance at January 1, 2014	$268	$521	$2,912	$266	$3,967
Incurred guaranteed benefits (1)	74	(58)	(184)	22	(146)
Paid guaranteed benefits	(35)	—	(17)	—	(52)
Balance at December 31, 2014	307	463	2,711	288	3,769
Incurred guaranteed benefits (1)	68	62	43	18	191
Paid guaranteed benefits	(11)	(1)	(28)	—	(40)
Balance at December 31, 2015	364	524	2,726	306	3,920
Incurred guaranteed benefits (1)	102	78	291	25	496
Paid guaranteed benefits	(15)	(1)	(28)	—	(44)
Balance at December 31, 2016	$451	$601	$2,989	$331	$4,372
Ceded:
Balance at January 1, 2014	$26	$7	$168	$186	$387
Incurred guaranteed benefits	—	(1)	19	15	33
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	23	6	187	201	417
Incurred guaranteed benefits	(1)	—	31	13	43
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2015	19	6	218	214	457
Incurred guaranteed benefits	—	(1)	(27)	17	(11)
Paid guaranteed benefits	5	—	—	—	5
Balance at December 31, 2016	$24	$5	$191	$231	$451
Net:
Balance at January 1, 2014	$242	$514	$2,744	$80	$3,580
Incurred guaranteed benefits	74	(57)	(203)	7	(179)
Paid guaranteed benefits	(32)	—	(17)	—	(49)
Balance at December 31, 2014	284	457	2,524	87	3,352
Incurred guaranteed benefits	69	62	12	5	148
Paid guaranteed benefits	(8)	(1)	(28)	—	(37)
Balance at December 31, 2015	345	518	2,508	92	3,463
Incurred guaranteed benefits	102	79	318	8	507
Paid guaranteed benefits	(20)	(1)	(28)	—	(49)
Balance at December 31, 2016	$427	$596	$2,798	$100	$3,921

__________________

(1)	Secondary guarantees include the effects of foreign currency translation of $119 million, ($80) million and ($343) million at December 31, 2016, 2015 and 2014, respectively.

Fund Groupings
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2016	2015
	(In millions)
Fund Groupings:
Equity	$23,649	$23,563
Balanced	23,620	24,338
Bond	6,169	6,033
Money Market	528	349
Total	$53,966	$54,283

Guarantees related to Annuity, Universal and Variable Life Contracts
Information regarding the Company’s guarantee exposure, which includes direct and assumed business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

	December 31,
	2016				2015
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
Total account value (2), (3)	$66,176		$25,335		$67,425		$25,365
Separate account value	$43,359		$23,330		$43,209		$23,446
Net amount at risk (2)	$1,842	(4)	$521	(5)	$1,932	(4)	$384	(5)
Average attained age of contractholders	64 years		65 years		64 years		64 years
Other Annuity Guarantees:
Total account value (3)	N/A		$1,393		N/A		$1,560
Net amount at risk	N/A		$490	(6)	N/A		$422	(6)
Average attained age of contractholders	N/A		50 years		N/A		51 years

	December 31,
	2016		2015
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(Dollars in millions)
Universal and Variable Life Contracts (1):
Total account value (3)	$8,363	$3,337	$8,097	$3,461
Net amount at risk (7)	$70,225	$17,785	$72,310	$19,047
Average attained age of policyholders	55 years	62 years	54 years	62 years
__________________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes amounts, which are not reported on the consolidated balance sheets, from assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.

(3)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)
Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(7)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
Certain of the Company’s subsidiaries are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2016	2015
	(In millions)
FHLB of New York	$748	$666
FHLB of Des Moines	$35	$40
FHLB of Pittsburgh	$11	$11

Schedule of liability recorded and collateral pledged for funding agreements
Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of New York (1)	$14,445	$12,570	$16,828	(2)	$14,085	(2)
Farmer Mac (3)	$2,550	$2,550	$2,645		$2,643
FHLB of Des Moines (1)	$625	$750	$811	(2)	$851	(2)
FHLB of Pittsburgh (1)	$250	$250	$383	(2)	$322	(2)
__________________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2016	2015
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,925	$1,838
Invested assets held in trust (collateral financing arrangement and reinsurance agreements)	2,057	2,359
Invested assets pledged as collateral (1)	23,882	20,345
Total invested assets on deposit, held in trust and pledged as collateral	$27,864	$24,542
__________________

(1)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4), collateral financing arrangement (see Note 13) and derivative transactions (see Note 9).

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

	Years Ended December 31,
	2016	2015 (1)	2014 (1)
	(In millions)
Balance at December 31,	$9,669	$9,525	$9,280
Less: Reinsurance recoverables	476	454	406
Net balance at December 31,	9,193	9,071	8,874
Cumulative adjustment (2)	4,897	—	—
Net balance at January 1,	14,090	9,071	8,874
Incurred related to:
Current year	24,360	9,533	9,355
Prior years (3)	384	(78)	(73)
Total incurred	24,744	9,455	9,282
Paid related to:
Current year	(16,658)	(6,759)	(6,714)
Prior years	(7,251)	(2,574)	(2,371)
Total paid	(23,909)	(9,333)	(9,085)
Net balance at December 31,	14,925	9,193	9,071
Add: Reinsurance recoverables	1,226	476	454
Balance at December 31,	$16,151	$9,669	$9,525
__________________

(1)	Limited to property & casualty, group accident and non-medical health policies and contracts.

(2)
Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(3)
During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts. During 2015 and 2014, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year automobile bodily injury and homeowners’ severity.

Short-duration Insurance Contracts, Claims Development
Group Life - Term

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance						At December 31, 2016
	For the Years Ended December 31,						Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2011	$6,318	$6,290	$6,293	$6,269	$6,287	$6,295	$3	207,139
2012		6,503	6,579	6,569	6,546	6,568	3	208,441
2013			6,637	6,713	6,719	6,720	8	210,597
2014				6,986	6,919	6,913	13	210,347
2015					7,040	7,015	27	210,838
2016						7,125	825	184,085
Total						40,636
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						(38,879)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance						12
Total unpaid claims and claim adjustment expenses, net of reinsurance						$1,769

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(In millions)
2011	$4,982	$6,194	$6,239	$6,256	$6,281	$6,290
2012		5,132	6,472	6,518	6,532	6,558
2013			5,216	6,614	6,664	6,678
2014				5,428	6,809	6,858
2015					5,524	6,913
2016						5,582
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						$38,879
Group Long-Term Disability

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance						At December 31, 2016
	For the Years Ended December 31,						Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2011	$955	$916	$894	$914	$924	$923	$—	21,187
2012		966	979	980	1,014	1,034	—	19,502
2013			1,008	1,027	1,032	1,049	—	20,547
2014				1,076	1,077	1,079	6	22,233
2015					1,082	1,105	29	18,172
2016						1,131	534	8,960
Total						6,321
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						(2,277)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance						2,933
Total unpaid claims and claim adjustment expenses, net of reinsurance						$6,977

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(In millions)
2011	$44	$217	$337	$411	$478	$537
2012		43	229	365	453	524
2013			43	234	382	475
2014				51	266	428
2015					50	264
2016						49
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						$2,277
Property & Casualty - Auto Liability

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance										At December 31, 2016
	For the Years Ended December 31,										Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2007	$861	$840	$825	$804	$786	$784	$781	$780	$780	$780	$—	207,285
2008		818	839	828	805	799	794	793	791	790	—	200,514
2009			862	877	853	826	823	817	815	815	1	201,577
2010				863	873	853	847	833	826	825	3	202,094
2011					863	876	869	855	846	843	3	202,494
2012						882	881	869	851	846	6	196,900
2013							911	900	882	878	10	201,192
2014								897	910	913	25	203,233
2015									975	984	66	206,368
2016										1,012	160	192,197
Total										8,686
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										(7,509)
All outstanding liabilities for incurral years prior to 2007, net of reinsurance										28
Total unpaid claims and claim adjustment expenses, net of reinsurance										$1,205

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2007	$299	$535	$649	$715	$751	$765	$773	$777	$778	$779
2008		304	553	657	725	764	778	785	787	788
2009			321	563	681	755	789	803	810	813
2010				319	572	695	762	796	810	816
2011					324	590	711	777	810	825
2012						333	600	715	783	815
2013							346	618	743	809
2014								352	648	777
2015									384	691
2016										396
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										$7,509
Property & Casualty - Home

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance										At December 31, 2016
	For the Years Ended December 31,										Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2007	$445	$436	$423	$421	$415	$414	$414	$414	$412	$412	$—	86,408
2008		644	636	599	590	588	589	588	586	585	—	127,474
2009			506	523	510	507	503	501	498	497	—	106,614
2010				573	589	587	584	582	581	580	2	115,495
2011					891	868	843	840	835	835	2	166,443
2012						714	713	703	698	696	4	146,512
2013							654	652	635	635	5	107,469
2014								707	702	704	8	113,448
2015									759	753	18	106,650
2016										740	60	98,986
Total										6,437
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										(6,210)
All outstanding liabilities for incurral years prior to 2007, net of reinsurance										2
Total unpaid claims and claim adjustment expenses, net of reinsurance										$229

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2007	$303	$385	$399	$405	$408	$409	$411	$412	$412	$412
2008		446	558	574	579	582	583	584	584	584
2009			385	476	486	492	495	495	496	496
2010				436	546	562	571	574	577	578
2011					690	804	819	825	827	830
2012						559	668	681	687	689
2013							505	604	618	626
2014								574	670	685
2015									603	717
2016										593
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										$6,210
Group Disability & Group Life

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance							At December 31, 2016
	For the Years Ended December 31,							Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2010	$76	$72	$77	$99	$99	$96	$125	$20	2,717
2011		72	62	82	82	87	115	21	1,863
2012			91	96	95	109	110	11	2,014
2013				137	139	161	156	30	2,379
2014					274	259	240	70	3,173
2015						258	248	102	2,667
2016							213	151	1,441
Total							1,207
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance							(795)
All outstanding liabilities for incurral years prior to 2010, net of reinsurance							41
Total unpaid claims and claim adjustment expenses, net of reinsurance							$453

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2010	$19	$37	$49	$60	$73	$82	$106
2011		12	37	50	62	75	94
2012			28	60	79	91	99
2013				41	92	112	126
2014					64	133	167
2015						75	142
2016							61
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance							$795
Average Annual Percentage Payout
Protection Life

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance									At December 31, 2016
	For the Years Ended December 31,									Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2008	$201	$267	$271	$273	$273	$273	$273	$274	$274	$—	32,175
2009		228	308	312	314	314	314	314	314	—	32,470
2010			250	322	329	330	330	330	330	—	33,001
2011				323	224	230	231	232	232	—	27,667
2012					155	210	215	217	218	—	28,088
2013						172	240	247	248	1	32,048
2014							245	369	380	3	40,661
2015								320	456	15	45,852
2016									350	163	28,762
Total									2,802
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									(2,500)
All outstanding liabilities for incurral years prior to 2008, net of reinsurance									39
Total unpaid claims and claim adjustment expenses, net of reinsurance									$341

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2008	$198	$262	$266	$267	$268	$268	$268	$268	$268
2009		226	300	305	306	306	306	306	306
2010			230	301	307	308	308	309	309
2011				144	219	225	226	226	227
2012					153	207	212	213	214
2013						168	233	238	239
2014							220	326	331
2015								263	368
2016									238
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									$2,500
Protection Health

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance									At December 31, 2016
	For the Years Ended December 31,									Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2008	$127	$142	$144	$144	$144	$145	$145	$145	$145	$—	91,276
2009		146	163	165	165	166	166	166	166	4	92,466
2010			172	192	193	194	194	194	194	—	96,316
2011				192	229	231	232	232	232	—	105,917
2012					199	224	226	226	227	3	99,446
2013						216	244	245	246	30	103,077
2014							224	249	251	24	96,075
2015								192	219	71	84,206
2016									253	825	89,884
Total									1,933
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									(1,915)
All outstanding liabilities for incurral years prior to 2008, net of reinsurance									51
Total unpaid claims and claim adjustment expenses, net of reinsurance									$69

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2008	$127	$142	$144	$144	$144	$145	$145	$145	$145
2009		146	163	165	165	166	166	166	166
2010			172	192	193	194	194	194	194
2011				206	229	231	232	232	232
2012					199	224	226	226	227
2013						216	244	245	246
2014							222	247	249
2015								192	219
2016									237
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									$1,915

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6
Group Life - Term	78.4%	20.0%	0.7%	0.2%	0.4%	0.2%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6
Group Long-Term Disability	4.4%	18.9%	13.8%	8.4%	7.1%	6.3%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9	10
Auto Liability	38.9%	31.1%	14.2%	8.2%	4.2%	1.7%	0.9%	0.4%	0.2%	0.1%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	$6	7	8	9	10
Home	78.7%	16.6%	2.4%	1.1%	0.5%	0.3%	0.2%	0.2%	—%	—%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7
Group Disability & Group Life	23.2%	25.7%	13.2%	9.7%	9.5%	11.8%	18.8%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9
Protection Life	66.4%	25.4%	1.9%	0.4%	0.2%	0.1%	—%	—%	—%
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9
Protection Health	88.8%	10.7%	0.7%	0.3%	0.2%	0.1%	0.1%	—%	0.1%

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet were as follows at:

	December 31, 2016
	(In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term	$1,769
Group Long-Term Disability	6,977
Property & Casualty - Auto	1,205
Property & Casualty - Home	229
Total		$10,180
Asia - Group Disability & Group Life		453
Latin America:
Protection Life	341
Protection Health	69
Total		410
Other insurance lines - all segments combined		888
Total unpaid claims and allocated claims adjustment expenses, net of reinsurance		11,931

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term	21
Group Long-Term Disability	74
Property & Casualty - Auto	80
Property & Casualty - Home	4
Total		179
Asia - Group Disability & Group Life		216
Latin America:
Protection Life	1
Protection Health	2
Total		3
Other insurance lines - all segments combined		193
Total reinsurance recoverable on unpaid claims		591
Total unpaid claims and allocated claims adjustment expense		12,522
Unallocated claims adjustment expenses		103
Discounting		(1,319)
Liability for unpaid claims and claim adjustment liabilities - short-duration		11,306
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines		4,845
Total liability for unpaid claims and claim adjustment expense (included in future policy benefits and other policy-related balances)		$16,151